SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Corrected Condensed Consolidated Balance Sheets (unaudited) Additional Information (Details) - $ / shares	Sep. 30, 2024	Jul. 18, 2024	Jul. 17, 2024	Apr. 23, 2024	Apr. 22, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	May 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value (USD per share)	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000					10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par value (USD per share)	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000	20,000,000	20,000,000	200,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)	7,046,633					4,530,113	4,520,814	4,512,595	4,501,256	3,623,591	3,559,141	3,462,024	3,452,567
Common stock, shares outstanding (in shares)	7,046,633					4,530,113	4,520,814	4,512,595	4,501,256	3,623,591	3,559,141	3,462,024	3,452,567
Series X Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock, par value (USD per share)	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	4,947,759					4,947,759	4,947,759	4,947,759	4,947,759	4,947,759	4,947,759	4,947,759	4,947,759	5,000,000
Preferred stock, shares issued (in shares)	2,156,713					2,156,713	2,156,713	2,156,713	2,156,713	1,870,713	1,870,713	1,870,713	1,870,713
Preferred stock, shares outstanding (in shares)	2,104,472					2,104,472	2,104,472	2,104,472	2,104,472	1,818,472	1,818,472	1,818,472	1,818,472